Registration Nos. 033-07647

811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 26, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 136	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 137	[X]
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, Ohio 43219-3035

(Address of principal executive offices)

Registrant's Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President

452 Fifth Avenue

New York, New York 10018

(Name and address of agent for service)

Please send copies of all communications to:

David J. Harris, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on [date] pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ] on [date] pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 26th day of July, 2011.

HSBC INVESTOR FUNDS

By: /s/Richard A. Fabietti

Richard A. Fabietti

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 26th day of July, 2011.

/s/ Richard A. Fabietti	/s/ Ty Edwards
Richard A. Fabietti President	Ty Edwards Treasurer

____________________	____________________
Alan S. Parsow* Trustee	Michael Seely* Trustee

____________________	____________________
Thomas F. Robards* Trustee	Susan S. Huang * Trustee

____________________	____________________
Marcia L. Beck* Trustee	Sylvia Coutinho* Trustee

*/s/ David J. Harris

David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase